Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	$ 14,184	$ 24,904
Recognized on adoption of IFRS 16		2,651
Changes in cash flows	1,283	(14,888)
Foreign exchange adjustments	604	1,033
Acquisition lease	38	476
Other changes	6	8
Balance at December 31	16,115	14,184
Interest-bearing loans and borrowings [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	11,356	24,814
Recognized on adoption of IFRS 16
Changes in cash flows	1,869	(14,462)
Foreign exchange adjustments	556	1,004
Acquisition lease
Other changes
Balance at December 31	13,781	11,356
Lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	2,828	90
Recognized on adoption of IFRS 16		2,651
Changes in cash flows	(586)	(426)
Foreign exchange adjustments	48	29
Acquisition lease	38	476
Other changes	6	8
Balance at December 31	$ 2,334	$ 2,828